Loans (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Recorded Investment In Impaired Loans	$ 15,377	$ 18,264
Unpaid Contractual Principal Balance	16,479	19,505
Related Allowance	683	789
Average Outstanding Impaired Loans	16,190	19,201
Interest Income Recognized	862	1,003
Recorded Investment With No Allowance	657	1,008
Recorded Investment With Allowance	14,720	17,256
Single-Family Residential - Banco de la Gente Non-Tradtional
Recorded Investment In Impaired Loans	9,748	10,922
Unpaid Contractual Principal Balance	10,441	11,753
Related Allowance	611	687
Average Outstanding Impaired Loans	8,757	10,325
Interest Income Recognized	552	609
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	9,748	10,922
Construction and Land Development
Recorded Investment In Impaired Loans	110	73
Unpaid Contractual Principal Balance	110	73
Related Allowance	2	3
Average Outstanding Impaired Loans	75	82
Interest Income Recognized	8	6
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	110	73
Single-Family Residential
Recorded Investment In Impaired Loans	3,536	4,898
Unpaid Contractual Principal Balance	3,912	5,138
Related Allowance	60	86
Average Outstanding Impaired Loans	5,194	6,017
Interest Income Recognized	194	253
Recorded Investment With No Allowance	236	524
Recorded Investment With Allowance	3,300	4,374
Commercial
Recorded Investment In Impaired Loans	1,767	2,043
Unpaid Contractual Principal Balance	1,785	2,138
Related Allowance	9	11
Average Outstanding Impaired Loans	1,916	2,385
Interest Income Recognized	93	109
Recorded Investment With No Allowance	421	435
Recorded Investment With Allowance	1,346	1,608
Multifamily and Farmland
Recorded Investment In Impaired Loans	91	105
Unpaid Contractual Principal Balance	104	113
Related Allowance	0	0
Average Outstanding Impaired Loans	96	110
Interest Income Recognized	5	6
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	91	105
Total Real Estate Loans
Recorded Investment In Impaired Loans	15,252	18,041
Unpaid Contractual Principal Balance	16,352	19,215
Related Allowance	682	787
Average Outstanding Impaired Loans	16,038	18,919
Interest Income Recognized	852	983
Recorded Investment With No Allowance	657	959
Recorded Investment With Allowance	14,595	17,082
Commercial Loans (Not Secured by Real Estate)
Recorded Investment In Impaired Loans	116	219
Unpaid Contractual Principal Balance	116	282
Related Allowance	1	2
Average Outstanding Impaired Loans	137	271
Interest Income Recognized	8	19
Recorded Investment With No Allowance	0	49
Recorded Investment With Allowance	116	170
Consumer Loans (Not Secured by Real Estate)
Recorded Investment In Impaired Loans	9	4
Unpaid Contractual Principal Balance	11	8
Related Allowance	0	0
Average Outstanding Impaired Loans	15	11
Interest Income Recognized	2	1
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	$ 9	$ 4